Basic and Diluted Net Loss Per Share - Summary of Computation of the Net Loss Per Share (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (72,534)	$ (13,742)	$ (93,210)	$ (33,511)	$ (81,511)	$ (67,301)	$ (56,400)
Preferred share accrued cumulative dividend rights	(228)	(4,206)	(5,044)	(8,386)	(17,473)	(13,664)	(5,795)
Total loss attributable to ordinary shares	$ (72,762)	$ (17,948)	$ (98,254)	$ (41,897)	$ (98,984)	$ (80,965)	$ (62,195)
Denominator:
Weighted average number of ordinary shares used in computing basic and diluted net loss per ordinary share	125,188,537	18,701,229	71,458,394	18,614,903	16,514,910	15,524,845	15,039,814